Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of cash flows - USD ($)	3 Months Ended	5 Months Ended	8 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Statement of Cash Flows
Net loss		$ (2,391,649)	$ (9,462,708)
Change in fair value of derivative warrant liabilities	$ 1,725,000	1,585,500	8,613,000
Financing Costs – derivative warrant liabilities			688,530
Net cash used in operating activities	(69,349)	(347,771)	(427,301)
Net cash used in investing activities		(345,000,000)	(345,000,000)
Net cash provided by financing activities		346,524,614	346,524,614
Net change in cash	$ (69,349)	1,176,843	1,097,313
As Previously Reported [Member]
Statement of Cash Flows
Net loss		(117,619)	(161,178)
Change in fair value of derivative warrant liabilities
Financing Costs – derivative warrant liabilities
Net cash used in operating activities		(347,771)	(427,301)
Net cash used in investing activities		(345,000,000)	(345,000,000)
Net cash provided by financing activities		346,524,614	346,524,614
Net change in cash		1,176,843	1,097,313
Restatement Adjustment [Member]
Statement of Cash Flows
Net loss		(2,274,030)	(9,301,530)
Change in fair value of derivative warrant liabilities		1,585,500	8,613,000
Financing Costs – derivative warrant liabilities			688,530
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Net change in cash